SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [Abstract]
SHARE CAPITAL
NOTE 25 - SHARE CAPITAL
Share capital amounted to €2,833,547.32 at December 31, 2021, divided into 141,677,366 ordinary shares, each with a nominal value of two cents and fully paid-up. All shares are of the same class and have the right to one vote.

		(in millions of Euros)
	Number of shares	Share capital	Share premium
At January 1, 2021	139,962,672	3	420
New shares issued (A)	1,714,694	—	—
At December 31, 2021	141,677,366	3	420
(A)In the year ended December 31, 2021, Constellium SE issued and delivered 1,714,694 ordinary shares to certain employees and directors related to share-based compensation plans.